Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2023
Revenues | Customer risk
Concentrations and Risks
Summary of concentration of risk

	For the year ended
	December 31,
Revenues	2021	2022	2023
Customer A	*	17%	10%
Customer C	*	12%	19%

Accounts receivable | Customer risk
Concentrations and Risks
Summary of concentration of risk

	For the year ended
	December 31,
Accounts receivable	2022	2023
Customer B	67%	35%
Customer C	8%	23%

Cash & cash equivalents, restricted cash and short-term investments | Credit risk
Concentrations and Risks
Summary of concentration of risk

	For the year ended
	December, 31
Cash & cash equivalents, restricted cash and short-term investments	2022	2023
Bank E	74%	77%
Bank F	25%	23%